Concentrations Disclosure (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Revenues from three customers
Concentration percentage	100.00%
Revenues from two customers
Concentration percentage		96.00%
Accounts receivable with three customers
Concentration percentage	100.00%
Accounts receivable with two customers
Concentration percentage		85.00%